Financial Assets at Amortized Cost (Details) - Schedule of Financial Assets at Amortized Cost - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Assets at Amortized Cost [Line Items]
Rights by resale agreements and securities lending	$ 71,822	$ 54,061
Debt financial instruments	1,431,083	902,355
Loans and advances to Banks	2,519,931	2,174,792
Loans to customers:
Commercial loans	20,030,044	20,308,745
Residential mortgage loans	12,310,768	11,422,322
Consumer loans	5,310,462	4,995,230
Provisions established for credit risk:
Loans and advances to Banks provisions	(1,341)	(1,641)
Commercial loans provisions	(259,641)	(321,467)
Mortgage loans provisions	(33,502)	(50,646)
Consumer loans provisions	(417,044)	(449,496)
Total	$ 40,962,582	$ 39,034,255